Investment/Investors In Millburn Multi-Markets Trading L.P (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2021	Dec. 31, 2020
U S Feeder [Member]
Partnership's ownership percentage of the Master Fund	32.02%	25.08%
Cayman Feeder [Member]
Partnership's ownership percentage of the Master Fund	54.63%	65.81%
Investors [Member]
Partnership's ownership percentage of the Master Fund	86.65%	90.89%